Variable Portfolio – Managed Volatility Moderate Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
BAE Systems PLC(a)
03/26/2034	5.300%	796,000	827,632
Boeing Co. (The)
08/01/2059	3.950%	766,000	523,178
05/01/2060	5.930%	130,000	124,773
L3Harris Technologies, Inc.
07/31/2033	5.400%	159,000	165,986
06/01/2034	5.350%	369,000	384,173
Lockheed Martin Corp.
02/15/2055	5.200%	186,000	192,555
Northrop Grumman Corp.
06/01/2043	4.750%	375,000	361,435
10/15/2047	4.030%	295,000	253,784
Raytheon Technologies Corp.
02/27/2053	5.375%	224,000	230,273
United Technologies Corp.
07/15/2038	6.125%	380,000	424,488
11/01/2046	3.750%	70,000	57,205
Total			3,545,482
Banking 0.1%
Bank of America Corp.(b)
10/24/2031	1.922%	65,000	56,047
02/04/2033	2.972%	1,271,000	1,138,665
03/20/2051	4.083%	20,000	17,372
Subordinated
09/21/2036	2.482%	129,000	108,873
Citigroup, Inc.(b)
01/25/2033	3.057%	531,000	474,186
Subordinated
02/13/2035	5.827%	375,000	391,312
Goldman Sachs Group, Inc. (The)(b)
07/23/2035	5.330%	717,000	742,980
HSBC Holdings PLC(b)
03/09/2044	6.332%	95,000	107,284
JPMorgan Chase & Co.(b)
04/22/2035	5.766%	291,000	313,345
07/22/2035	5.294%	357,000	372,441
Morgan Stanley(b)
04/19/2035	5.831%	320,000	343,596
07/19/2035	5.320%	90,000	93,508
Subordinated
09/16/2036	2.484%	639,000	534,801
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
07/25/2034	5.557%	450,000	472,090
04/04/2051	5.013%	270,000	264,859
Total			5,431,359
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	940,000	787,181
12/01/2061	4.400%	55,000	37,406
06/30/2062	3.950%	265,000	164,165
Comcast Corp.
05/15/2053	5.350%	120,000	122,729
06/01/2054	5.650%	68,000	72,523
11/01/2056	2.937%	575,000	375,634
NBCUniversal Media LLC
01/15/2043	4.450%	546,000	501,626
Total			2,061,264
Chemicals 0.0%
LYB International Finance III LLC
04/01/2051	3.625%	155,000	115,351
Construction Machinery 0.0%
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	176,716
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2040	3.377%	380,000	313,991
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	652,000	471,105
05/15/2051	3.450%	187,000	133,765
AES Corp. (The)
01/15/2031	2.450%	100,000	86,591
CenterPoint Energy, Inc.
09/01/2049	3.700%	118,000	90,557
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	169,000	187,107
Constellation Energy Generation LLC
03/15/2054	5.750%	165,000	174,605
Dominion Energy, Inc.
08/15/2052	4.850%	40,000	37,061
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	225,592
Duke Energy Carolinas LLC
01/15/2054	5.400%	225,000	234,368

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
08/15/2052	5.000%	805,000	762,137
Duke Energy Indiana LLC
04/01/2050	2.750%	160,000	105,021
Eversource Energy
07/15/2034	5.950%	190,000	204,210
Exelon Corp.
03/15/2052	4.100%	418,000	345,389
03/15/2053	5.600%	543,000	565,857
FirstEnergy Corp.
03/01/2050	3.400%	178,000	130,963
FirstEnergy Transmission LLC(a)
01/15/2035	5.000%	80,000	81,259
MidAmerican Energy Co.
02/01/2055	5.300%	135,000	139,682
NextEra Energy Capital Holdings, Inc.
03/15/2034	5.250%	458,000	475,488
03/15/2054	5.550%	136,000	141,941
Oncor Electric Delivery Co. LLC(a)
06/15/2054	5.550%	313,000	332,972
Pacific Gas and Electric Co.
07/01/2050	4.950%	545,000	496,321
Virginia Electric and Power Co.
01/15/2034	5.000%	444,000	455,079
04/01/2053	5.450%	66,000	68,588
Xcel Energy, Inc.
12/01/2049	3.500%	185,000	136,475
Total			6,082,133
Food and Beverage 0.0%
Bacardi Ltd.(a)
05/15/2038	5.150%	536,000	522,471
05/15/2048	5.300%	350,000	330,678
Campbell Soup Co.
03/21/2034	5.400%	112,000	117,267
04/24/2050	3.125%	307,000	215,980
Campbell Soup Co.(c)
03/23/2035	4.750%	108,000	107,596
Coca-Cola Co. (The)
05/13/2064	5.400%	254,000	270,857
Constellation Brands, Inc.
05/01/2033	4.900%	234,000	236,361
Mars, Inc.(a)
04/01/2054	4.125%	25,000	20,936
04/01/2059	4.200%	260,000	218,486
Total			2,040,632
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Becton Dickinson & Co.
02/08/2034	5.110%	540,000	555,483
Cigna Corp.
03/15/2050	3.400%	647,000	475,238
CVS Health Corp.
06/01/2044	6.000%	230,000	237,926
07/20/2045	5.125%	766,000	713,940
HCA, Inc.
03/15/2052	4.625%	336,000	291,546
Total			2,274,133
Healthcare Insurance 0.0%
Aetna, Inc.
11/15/2042	4.125%	200,000	166,478
08/15/2047	3.875%	109,000	85,136
Anthem, Inc.
08/15/2044	4.650%	135,000	126,277
Centene Corp.
02/15/2030	3.375%	185,000	170,480
10/15/2030	3.000%	333,000	298,050
03/01/2031	2.500%	404,000	347,379
UnitedHealth Group, Inc.
07/15/2044	5.500%	935,000	989,116
04/15/2064	5.500%	375,000	391,988
Total			2,574,904
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	114,415
Diamondback Energy, Inc.
04/18/2064	5.900%	182,000	183,937
Occidental Petroleum Corp.
10/01/2054	6.050%	359,000	364,618
Total			662,970
Integrated Energy 0.0%
BP Capital Markets America, Inc.
11/17/2034	5.227%	625,000	650,718
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	236,435
Total Capital International SA
06/29/2060	3.386%	80,000	57,260
TotalEnergies Capital SA
04/05/2064	5.638%	209,000	218,220
09/10/2064	5.425%	90,000	90,527
Total			1,253,160
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.0%
MetLife, Inc.
07/15/2052	5.000%	239,000	236,318
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	460,000	369,073
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	274,000	203,701
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	155,000	148,514
05/15/2050	3.300%	396,000	289,320
Total			1,246,926
Media and Entertainment 0.0%
Fox Corp.
01/25/2049	5.576%	110,000	108,250
Meta Platforms, Inc.
05/15/2063	5.750%	315,000	344,561
Viacom, Inc.
03/15/2043	4.375%	135,000	99,969
Warnermedia Holdings, Inc.
03/15/2052	5.141%	52,000	40,089
03/15/2062	5.391%	765,000	585,539
Total			1,178,408
Midstream 0.0%
Enbridge, Inc.
04/05/2054	5.950%	320,000	338,885
Energy Transfer LP
05/15/2054	5.950%	438,000	448,300
09/01/2054	6.050%	150,000	155,178
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	89,033
03/01/2043	5.000%	320,000	294,388
09/01/2044	5.400%	69,000	66,754
Kinder Morgan, Inc.
02/15/2046	5.050%	112,000	103,510
08/01/2054	5.950%	85,000	88,244
MPLX LP
04/15/2048	4.700%	70,000	61,070
03/14/2052	4.950%	311,000	279,124
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	334,000	296,661
Western Midstream Operating LP
11/15/2034	5.450%	168,000	168,480
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	338,593
Total			2,728,220
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	132,560
02/15/2044	4.800%	249,000	233,787
05/15/2047	4.375%	170,000	149,405
NiSource, Inc.(b)
11/30/2054	6.950%	113,000	117,287
Sempra Energy
02/01/2048	4.000%	180,000	146,049
Southern California Gas Co.
09/01/2034	5.050%	250,000	257,803
Total			1,036,891
Pharmaceuticals 0.0%
AbbVie, Inc.
03/15/2064	5.500%	332,000	354,339
Amgen, Inc.
02/22/2062	4.400%	235,000	200,476
03/02/2063	5.750%	863,000	910,061
Bristol-Myers Squibb Co.
02/22/2064	5.650%	618,000	655,013
Merck & Co., Inc.
05/17/2053	5.000%	270,000	272,027
Pfizer Investment Enterprises Pte., Ltd.
05/19/2043	5.110%	387,000	393,431
Pfizer, Inc.
12/15/2046	4.125%	228,000	201,955
Total			2,987,302
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	320,000	270,016
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	140,541
Total			410,557
Railroads 0.0%
Burlington Northern Santa Fe LLC
03/15/2055	5.500%	590,000	636,415
Canadian Pacific Railway Co.
12/02/2051	3.100%	250,000	178,659

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norfolk Southern Corp.
08/15/2052	4.050%	180,000	150,231
08/01/2054	5.350%	180,000	185,144
03/15/2064	5.950%	140,000	155,135
Total			1,305,584
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	255,000	200,842
04/01/2050	4.200%	115,000	99,405
Total			300,247
Retailers 0.0%
Amazon.com, Inc.
05/12/2051	3.100%	711,000	528,188
Lowe’s Companies, Inc.
04/01/2062	4.450%	693,000	587,083
09/15/2062	5.800%	34,000	35,577
Total			1,150,848
Supermarkets 0.0%
Kroger Co. (The)
09/15/2064	5.650%	212,000	213,169
Technology 0.1%
Apple, Inc.
02/08/2051	2.650%	778,000	534,198
Broadcom, Inc.(a)
11/15/2036	3.187%	933,000	790,289
Foundry JV Holdco LLC(a)
01/25/2038	6.400%	200,000	210,537
Intel Corp.
03/25/2050	4.750%	109,000	94,001
08/12/2051	3.050%	685,000	438,755
International Business Machines Corp.
02/06/2053	5.100%	200,000	201,653
NXP BV/Funding LLC/USA, Inc.
05/11/2041	3.250%	215,000	167,650
02/15/2042	3.125%	169,000	126,561
Oracle Corp.
07/15/2046	4.000%	385,000	319,335
04/01/2050	3.600%	319,000	242,742
03/25/2061	4.100%	62,000	48,727
Total			3,174,448
Tobacco 0.0%
BAT Capital Corp.
08/02/2043	7.079%	248,000	284,119
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.0%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	143,000	148,957
United Parcel Service, Inc.
05/22/2064	5.600%	267,000	285,876
Total			434,833
Wireless 0.0%
T-Mobile US, Inc.
04/15/2050	4.500%	115,000	102,180
Vodafone Group PLC
06/28/2064	5.875%	240,000	247,480
Total			349,660
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,451,000	1,098,468
Verizon Communications, Inc.(a)
02/15/2035	4.780%	310,000	309,531
Verizon Communications, Inc.
03/22/2041	3.400%	855,000	698,757
Total			2,106,756
Total Corporate Bonds & Notes (Cost $46,440,935)			45,440,063

Equity Funds 48.2%
	Shares	Value ($)
International 14.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(d)	57,834,964	825,304,934
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(d)	38,143,877	433,695,878
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(d)	21,495,506	267,189,139
Variable Portfolio – Partners International Value Fund, Class 1 Shares(d)	24,428,389	272,132,253
Total		1,798,322,204
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2024 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 29.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	4,056,349	214,053,518
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	6,083,922	668,805,589
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	7,341,089	340,773,334
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(d),(e)	29,240,942	666,108,654
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(d),(e)	7,615,604	341,179,072
CTIVP® – MFS® Value Fund, Class 1 Shares(d),(e)	6,621,493	293,530,794
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(d),(e)	4,259,899	295,935,199
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	7,297,395	296,274,221
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(d),(e)	5,495,580	295,936,966
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(d),(e)	7,272,458	331,405,929
Total		3,744,003,276
U.S. Mid Cap 1.7%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(d),(e)	1,009,144	52,314,043
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(d),(e)	1,217,046	52,211,269
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	988,686	52,103,770
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(d),(e)	1,070,045	51,715,262
Total		208,344,344
U.S. Small Cap 2.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(d)	2,893,930	38,084,118
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(d)	2,814,423	38,248,006
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	2,943,347	101,309,987
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	2,559,840	101,036,902
Total		278,679,013
Total Equity Funds (Cost $3,945,273,672)		6,029,348,837

Exchange-Traded Fixed Income Funds 2.1%
	Shares	Value ($)
Investment Grade 2.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,210,790	136,795,054
Vanguard Intermediate-Term Corporate Bond ETF	1,466,600	122,827,750
Total		259,622,804
Total Exchange-Traded Fixed Income Funds (Cost $257,198,260)		259,622,804

Fixed Income Funds 25.6%

Investment Grade 25.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	71,974,856	623,302,256
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	20,032,580	192,112,439
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	48,705,280	383,310,551
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	21,040,749	192,312,446
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(d)	51,632,804	477,087,105
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(d)	65,961,606	622,677,566
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(d)	72,422,452	715,533,829
Total		3,206,336,192
Total Fixed Income Funds (Cost $3,674,659,462)		3,206,336,192

Residential Mortgage-Backed Securities - Agency 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039- 10/15/2054	3.000%	330,802,000	298,009,662
10/17/2039- 10/15/2054	3.500%	104,050,000	98,158,357
10/17/2039- 10/15/2054	4.000%	234,030,000	225,984,877
10/15/2054	4.500%	160,200,000	157,480,935
10/15/2054	5.000%	106,900,000	106,829,012
Total Residential Mortgage-Backed Securities - Agency (Cost $892,464,540)			886,462,843

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2024 (Unaudited)
U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2043	4.375%	1,080,000	1,110,712
05/15/2044	4.625%	35,000	37,105
02/15/2054	4.250%	92,000	93,783
Total U.S. Treasury Obligations (Cost $1,154,698)			1,241,600

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $3,474,803)	4,480,640

Put Option Contracts Purchased 0.6%

(Cost $79,478,994)	76,016,275

Money Market Funds 22.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(d),(f)	2,758,240,885	2,757,965,061
Total Money Market Funds (Cost $2,757,560,540)		2,757,965,061
Total Investments in Securities (Cost: $11,657,705,904)		13,266,914,315
Other Assets & Liabilities, Net		(760,166,990)
Net Assets		12,506,747,325
At September 30, 2024, securities and/or cash totaling $140,908,737 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
24,101,875 USD	35,000,000 AUD	Barclays	11/15/2024	110,098	—
102,153,741 USD	1,080,000,000 NOK	Barclays	11/15/2024	226,116	—
5,000,000 EUR	5,614,368 USD	Citi	11/15/2024	38,191	—
78,932,478 USD	116,500,000 AUD	Citi	11/15/2024	1,658,805	—
20,984,451 USD	3,000,000,000 JPY	Citi	11/15/2024	19,296	—
12,500,000 CHF	14,876,204 USD	HSBC	11/15/2024	30,707	—
110,064,512 USD	15,500,000,000 JPY	HSBC	11/15/2024	—	(1,545,152)
95,879,250 USD	86,000,000 EUR	Morgan Stanley	11/15/2024	30,989	—
24,006,376 USD	250,000,000 NOK	Morgan Stanley	11/15/2024	—	(307,335)
20,000,000 CHF	23,737,041 USD	UBS	11/15/2024	—	(15,754)
76,666,894 USD	58,000,000 GBP	UBS	11/15/2024	872,339	—
6,705,049 USD	5,000,000 GBP	Wells Fargo	11/15/2024	—	(20,633)
13,764,896 USD	140,000,000 SEK	Wells Fargo	11/15/2024	50,544	—
35,787,245 USD	360,000,000 SEK	Wells Fargo	11/15/2024	—	(261,828)
Total				3,037,085	(2,150,702)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	2,568	12/2024	EUR	129,170,400	4,322,655	—
FTSE 100 Index	190	12/2024	GBP	15,748,150	—	(239,030)
IBEX 35 Index	1,040	10/2024	EUR	123,670,560	2,119,761	—
MSCI Singapore Index	324	10/2024	SGD	11,126,160	—	(108,056)
OMXS30 Index	3,590	10/2024	SEK	942,644,250	2,412,963	—
S&P 500 Index E-mini	5,074	12/2024	USD	1,475,075,225	31,028,109	—
S&P/TSX 60 Index	100	12/2024	CAD	28,888,000	259,125	—
TOPIX Index	117	12/2024	JPY	3,097,575,000	729,102	—
U.S. Long Bond	73	12/2024	USD	9,065,688	—	(6,448)
U.S. Treasury 10-Year Note	75	12/2024	USD	8,571,094	18,608	—
U.S. Treasury 10-Year Note	1,291	12/2024	USD	147,537,094	—	(381,715)
U.S. Treasury 2-Year Note	1,381	12/2024	USD	287,582,462	776,942	—
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	2,180	12/2024	USD	239,544,532	758,800	—
U.S. Treasury 5-Year Note	380	12/2024	USD	41,755,469	—	(158,368)
U.S. Treasury Ultra Bond	2	12/2024	USD	266,188	—	(2,721)
Total					42,426,065	(896,338)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(242)	12/2024	EUR	(117,993,150)	—	(4,155,213)
Russell 2000 Index E-mini	(35)	12/2024	USD	(3,936,100)	—	(214,637)
SPI 200 Index	(283)	12/2024	AUD	(58,764,950)	—	(556,436)
U.S. Long Bond	(295)	12/2024	USD	(36,635,313)	255,154	—
U.S. Long Bond	(65)	12/2024	USD	(8,072,188)	—	(21,533)
U.S. Treasury 10-Year Note	(7)	12/2024	USD	(799,969)	2,514	—
U.S. Treasury 10-Year Note	(31)	12/2024	USD	(3,542,719)	—	(614)
U.S. Treasury 5-Year Note	(3)	12/2024	USD	(329,648)	614	—
U.S. Treasury Ultra 10-Year Note	(25)	12/2024	USD	(2,957,422)	—	(8,466)
U.S. Treasury Ultra Bond	(295)	12/2024	USD	(39,262,656)	411,012	—
U.S. Treasury Ultra Bond	(65)	12/2024	USD	(8,651,094)	—	(12,005)
Total					669,294	(4,968,904)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	67,997,264	118	5,690.00	12/20/2024	2,053,262	2,777,720
S&P 500 Index	Morgan Stanley	USD	53,014,816	92	5,765.00	12/20/2024	1,421,541	1,702,920
Total							3,474,803	4,480,640

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,238,933,200	2,150	4,300.00	12/19/2025	18,086,933	16,479,750
S&P 500 Index	Morgan Stanley	USD	374,561,200	650	4,500.00	12/19/2025	5,901,692	6,090,500
S&P 500 Index	Morgan Stanley	USD	1,152,496,000	2,000	4,600.00	06/18/2026	29,495,531	28,440,000
S&P 500 Index	Morgan Stanley	USD	654,041,480	1,135	4,500.00	06/18/2026	15,757,805	14,772,025
S&P 500 Index	Morgan Stanley	USD	495,573,280	860	4,400.00	06/18/2026	10,237,033	10,234,000
Total							79,478,994	76,016,275

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(53,014,816)	(92)	5,765.00	12/20/2024	(1,421,260)	(1,266,840)
S&P 500 Index	Morgan Stanley	USD	(67,997,264)	(118)	5,690.00	12/20/2024	(1,958,683)	(1,375,290)
Total							(3,379,943)	(2,642,130)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $4,944,897, which represents 0.04% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(c)	Represents a security purchased on a when-issued basis.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	2,826,829,083	2,607,851,821	(2,676,735,484)	19,641	2,757,965,061	—	239,572	111,415,181	2,758,240,885
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	202,729,371	—	(9,032,292)	20,356,439	214,053,518	—	18,641,503	—	4,056,349
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	627,590,971	—	(33,670,699)	74,885,317	668,805,589	—	57,877,673	—	6,083,922
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	616,521,148	29,809,243	(34,535,955)	11,507,820	623,302,256	—	(5,570,266)	29,809,243	71,974,856
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	321,204,835	—	(16,586,720)	36,155,219	340,773,334	—	37,102,238	—	7,341,089
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	184,282,039	7,259,768	(1,923,573)	2,494,205	192,112,439	—	(205,265)	7,259,768	20,032,580
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	381,894,289	14,478,808	(15,784,146)	2,721,600	383,310,551	—	(3,416,809)	14,478,808	48,705,280
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	746,533,744	33,297,354	(7,250,824)	52,724,660	825,304,934	—	1,615,972	33,297,354	57,834,964
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	627,603,738	—	(53,275,193)	91,780,109	666,108,654	—	27,125,014	—	29,240,942
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	321,732,166	—	(12,390,036)	31,836,942	341,179,072	—	16,470,219	—	7,615,604
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	59,849,378	—	(6,262,850)	(1,272,485)	52,314,043	—	8,387,077	—	1,009,144
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	60,006,525	—	(7,542,215)	(253,041)	52,211,269	—	8,207,320	—	1,217,046
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	66,830,667	2,241,754	(31,299,915)	311,612	38,084,118	1,913,982	428,333	327,771	2,893,930
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	64,823,231	1,006,476	(55,448,739)	27,867,038	38,248,006	—	(18,943,733)	1,006,476	2,814,423
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	190,536,425	6,361,694	(10,714,790)	6,129,117	192,312,446	—	(1,496,056)	6,361,694	21,040,749
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	470,624,796	19,974,158	(20,843,924)	7,332,075	477,087,105	—	(3,721,306)	19,974,158	51,632,804
CTIVP® – MFS® Value Fund, Class 1 Shares
	279,896,248	—	(12,471,813)	26,106,359	293,530,794	—	14,826,078	—	6,621,493
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	281,639,272	—	(10,636,635)	24,932,562	295,935,199	—	22,035,570	—	4,259,899
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	281,614,166	—	(12,459,921)	27,119,976	296,274,221	—	14,777,104	—	7,297,395
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	615,275,198	25,519,365	(23,184,966)	5,067,969	622,677,566	—	(2,354,378)	25,519,365	65,961,606
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	59,614,955	—	(6,157,476)	(1,353,709)	52,103,770	—	8,217,670	—	988,686
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	60,470,105	—	(5,273,314)	(3,481,529)	51,715,262	—	7,656,952	—	1,070,045
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	17,269,228	258,900,000	(1,149,205)	20,916,943	295,936,966	—	(144,216)	—	5,495,580
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	703,482,042	25,746,642	(28,015,619)	14,320,764	715,533,829	—	(2,864,511)	25,746,642	72,422,452
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	312,549,587	—	(15,441,899)	34,298,241	331,405,929	—	30,598,983	—	7,272,458
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	397,231,507	5,288,896	(12,590,826)	43,766,301	433,695,878	—	1,371,661	5,288,896	38,143,877
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	259,346,690	1,789,752	(13,319,431)	19,372,128	267,189,139	—	1,604,473	1,789,752	21,495,506
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	257,611,971	7,454,326	(16,146,500)	23,212,456	272,132,253	—	4,689,747	7,454,326	24,428,389
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	170,401,469	—	(51,813,896)	(17,277,586)	101,309,987	—	40,665,488	—	2,943,347
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	174,360,699	—	(47,655,999)	(25,667,798)	101,036,902	—	35,503,164	—	2,559,840
Total	11,640,355,543			555,929,345	11,993,650,090	1,913,982	319,325,271	289,729,434

(e)	Non-income producing investment.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

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